Loan Receivables - Schedule of Outstanding Balances (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Loan Receivables - Schedule of Outstanding Balances (Details) [Line Items]
Total			$ 16,959,968
Less: Provision for allowance for expected credit losses on loan receivables			(114,147)
Net trade receivables			16,845,821
Not Past Due [Member]
Loan Receivables - Schedule of Outstanding Balances (Details) [Line Items]
Total			16,445,408
Past due [Member]
Loan Receivables - Schedule of Outstanding Balances (Details) [Line Items]
Total	[1]		$ 514,560

[1]	Aging of loan receivables that are past due the average credit period: